SEGMENTED INFORMATION - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	$ 24,900	$ 39,866
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	24,090	38,113
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	810	1,753
Elimination of intersegment amounts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	(2,888)	(4,460)
Elimination of intersegment amounts | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	(2,888)	(4,460)
Oil Sands | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	10,617	18,347
Oil Sands | Operating segments | SCO And Diesel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	8,574	13,567
Oil Sands | Operating segments | Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	2,043	4,780
Oil Sands | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	10,617	18,347
Oil Sands | Operating segments | North America | SCO And Diesel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	8,574	13,567
Oil Sands | Operating segments | North America | Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	2,043	4,780
Exploration and Production | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,899	3,675
Exploration and Production | Operating segments | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,895	3,669
Exploration and Production | Operating segments | Natural Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	4	6
Exploration and Production | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,089	1,922
Exploration and Production | Operating segments | North America | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	1,089	1,922
Exploration and Production | Operating segments | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	810	1,753
Exploration and Production | Operating segments | International | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	806	1,747
Exploration and Production | Operating segments | International | Natural Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	4	6
Refining and Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	15,272	22,304
Refining and Marketing | Operating segments | Gasoline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	6,585	9,941
Refining and Marketing | Operating segments | Distillate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	6,525	9,447
Refining and Marketing | Operating segments | Other Product and Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	2,162	2,916
Refining and Marketing | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	15,272	22,304
Refining and Marketing | Operating segments | North America | Gasoline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	6,585	9,941
Refining and Marketing | Operating segments | North America | Distillate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	6,525	9,447
Refining and Marketing | Operating segments | North America | Other Product and Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross revenues from contracts with customers	$ 2,162	$ 2,916